ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 17.5%
	ASSET MANAGEMENT - 0.6%
2,100	Charles Schwab Corporation (The)	$ 174,846

	BEVERAGES - 2.7%
900	Constellation Brands, Inc., Class A	208,575
3,300	PepsiCo, Inc.	596,178
		804,753
	COMMERCIAL SUPPORT SERVICES - 1.2%
800	Cintas Corporation	361,296

	FOOD - 1.2%
1,800	McCormick & Company, Inc.	149,202
3,100	Mondelez International, Inc., Class A	206,615
		355,817
	HEALTH CARE FACILITIES & SERVICES - 1.6%
900	UnitedHealth Group, Inc.	477,162

	INTERNET MEDIA & SERVICES - 0.9%
3,000	Alphabet, Inc., Class C(a)	266,190

	LEISURE FACILITIES & SERVICES - 2.2%
1,200	McDonald's Corporation	316,236
3,300	Yum China Holdings, Inc.	180,345
1,400	Yum! Brands, Inc.	179,312
		675,893
	SOFTWARE - 6.3%
6,200	Microsoft Corporation	1,486,884
2,800	Oracle Corporation	228,872
1,300	Palo Alto Networks, Inc.(a)	181,402
		1,897,158

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 17.5% (Continued)
	TECHNOLOGY SERVICES - 0.8%
1,100	Visa, Inc., Class A	$ 228,536

	TOTAL COMMON STOCKS (Cost $5,651,066)	5,241,651

	EXCHANGE-TRADED FUNDS — 74.6%
	COMMODITY - 2.4%
4,300	SPDR Gold Shares(a)	729,452

	EQUITY - 55.9%
6,300	Financial Select Sector SPDR Fund	215,460
5,300	Health Care Select Sector SPDR Fund	720,005
9,200	Industrial Select Sector SPDR Fund	903,532
6,500	Invesco S&P 500 Equal Weight Consumer Staples ETF	1,108,315
15,000	Invesco S&P 500 Low Volatility ETF	958,500
22,300	Invesco S&P 500 Revenue ETF	1,648,862
45,100	iShares Cybersecurity and Tech ETF	1,489,202
27,200	iShares MSCI USA Minimum Volatility Factor ETF	1,961,120
12,200	iShares US Infrastructure ETF	442,372
6,500	Materials Select Sector SPDR Fund	504,920
6,000	Technology Select Sector SPDR Fund	746,640
7,100	Vanguard Health Care ETF	1,761,155
9,400	Vanguard High Dividend Yield ETF	1,017,174
1,000	Vanguard Information Technology ETF	319,410
2,600	Vanguard S&P 500 ETF	913,484
3,600	Vanguard Total Stock Market ETF	688,284
14,100	Vanguard US Multifactor ETF	1,393,559
		16,791,994
	FIXED INCOME - 16.3%
22,000	BlackRock Ultra Short-Term Bond ETF	1,100,880
13,000	iShares Floating Rate Bond ETF	654,290
77,500	iShares iBonds 2023 Term High Yield and Income ETF	1,818,925

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.6% (Continued)
	FIXED INCOME - 16.3% (Continued)
11,600	iShares iBonds December 2023 Term Corporate ETF	$ 290,348
35,000	SPDR Portfolio Short Term Corporate Bond ETF	1,028,300
		4,892,743

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,972,607)	22,414,189

	SHORT-TERM INVESTMENT — 8.0%
	MONEY MARKET FUND - 8.0%
2,401,364	First American Government Obligations Fund, Class X, 4.10% (Cost $2,401,364)(b)	2,401,364

	TOTAL INVESTMENTS - 100.1% (Cost $31,025,037)	$ 30,057,204
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,560)
	NET ASSETS - 100.0%	$ 30,019,644

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 14.2%
	ASSET MANAGEMENT - 0.6%
1,600	Charles Schwab Corporation (The)	$ 133,216

	BEVERAGES - 3.0%
600	Constellation Brands, Inc., Class A	139,050
3,100	PepsiCo, Inc.	560,046
		699,096
	COMMERCIAL SUPPORT SERVICES - 0.6%
300	Cintas Corporation	135,486

	FOOD - 1.1%
1,300	McCormick & Company, Inc.	107,757
2,100	Mondelez International, Inc., Class A	139,965
		247,722
	HEALTH CARE FACILITIES & SERVICES - 1.6%
700	UnitedHealth Group, Inc.	371,126

	LEISURE FACILITIES & SERVICES - 2.3%
1,000	McDonald's Corporation	263,530
2,500	Yum China Holdings, Inc.	136,625
1,100	Yum! Brands, Inc.	140,888
		541,043
	SOFTWARE - 4.5%
3,400	Microsoft Corporation	815,388
1,600	Oracle Corporation	130,784
700	Palo Alto Networks, Inc.(a)	97,678
		1,043,850
	TECHNOLOGY SERVICES - 0.5%
600	Visa, Inc., Class A	124,656

	TOTAL COMMON STOCKS (Cost $3,455,034)	3,296,195

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.8%
	COMMODITY - 2.9%
4,000	SPDR Gold Shares(a)	$ 678,560

	EQUITY - 37.2%
2,600	Health Care Select Sector SPDR Fund	353,210
2,400	Industrial Select Sector SPDR Fund	235,704
4,600	Invesco S&P 500 Equal Weight Consumer Staples ETF	784,346
9,000	Invesco S&P 500 Low Volatility ETF	575,100
15,500	Invesco S&P 500 Revenue ETF	1,146,070
16,000	iShares Cybersecurity and Tech ETF	528,320
19,500	iShares MSCI USA Minimum Volatility Factor ETF	1,405,950
11,200	iShares US Infrastructure ETF	406,112
3,800	Materials Select Sector SPDR Fund	295,184
2,100	Technology Select Sector SPDR Fund	261,324
2,600	Vanguard Health Care ETF	644,930
3,700	Vanguard High Dividend Yield ETF	400,377
800	Vanguard Information Technology ETF	255,528
1,100	Vanguard S&P 500 ETF	386,474
900	Vanguard Total Stock Market ETF	172,071
8,000	Vanguard US Multifactor ETF	790,672
		8,641,372
	FIXED INCOME - 21.7%
20,000	BlackRock Ultra Short-Term Bond ETF	1,000,800
17,800	iShares Floating Rate Bond ETF	895,874
61,000	iShares iBonds 2023 Term High Yield and Income ETF	1,431,670
24,000	iShares iBonds December 2023 Term Corporate ETF	600,720
37,500	SPDR Portfolio Short Term Corporate Bond ETF	1,101,750
		5,030,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,514,581)	14,350,746

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 24.0%
MONEY MARKET FUND - 24.0%
5,577,576	First American Government Obligations Fundm Class X, 4.10% (Cost $5,577,576)(b)	$ 5,577,576

	TOTAL INVESTMENTS - 100.0% (Cost $23,547,191)	$ 23,224,517
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(4,519)
	NET ASSETS - 100.0%	$ 23,219,998

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(c)	Represents less than 0.05%.